Summary of Accounting Policies - Recent Accounting/Restricted Net Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Excess tax benefit	$ 2
Restricted Net Assets	$ 406	$ 323